Exhibit 99.12

Client Name:	Bank of America Corporation
Client Project Name:	OBX-2021-J1
Start - End Dates:	11/2020 – 03/2021
Deal Loan Count:	122

Loan Level Tape Compare Upload

Loan Number	Alternate Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	OBX21J10142	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	OBX21J10108	XXXXXX	Original Balance	XXXXXX	XXXXXX
XXXXXX	OBX21J10108	XXXXXX	Original LTV	72	75
XXXXXX	OBX21J10160	XXXXXX	Original LTV	70	77
XXXXXX	OBX21J10165	XXXXXX	Original LTV	75	73
XXXXXX	OBX21J10207	XXXXXX	Original LTV	46	41
XXXXXX	OBX21J10315	XXXXXX	Original LTV	75	69
XXXXXX	OBX21J10240	XXXXXX	Original LTV	75	66
XXXXXX	OBX21J10344	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	OBX21J10045	XXXXXX	Original LTV	63	65
XXXXXX	OBX21J10005	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	OBX21J10031	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	OBX21J10093	XXXXXX	Original LTV	70	66
XXXXXX	OBX21J10137	XXXXXX	Borrower 1 First Name	XXXXXX	XXXXXX
XXXXXX	OBX21J10253	XXXXXX	Original LTV	50	56

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.